Acquisitions (Tables)	12 Months Ended
Mar. 31, 2020
Daiwa SB Investments Ltd [member]
Statement [LineItems]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid
The fair values of assets and liabilities of DSBI at the date of acquisition and the consideration paid were as follows:

At April 1, 2019
(In millions)
Assets: (1)
Cash and deposits with banks	¥22,798
Intangible assets	20,078
Trading assets	14,019
All other assets	8,284

Total assets	¥65,179

L iabilities	¥18,038

Net assets	¥47,141
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(23,093)

Net assets acquired	24,048
Goodwill	17,022

Consideration	¥41,070

Consideration:
Fair value of total consideration transferred	¥959
Fair value of the equity interest in DSBI held before the acquisition	40,111

Total	¥41,070

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥9

(1)
The fair value of DSBI’s assets at the date of acquisition included the outstanding balance arising from the transactions made between the Group and DSBI, which included deposits with the Group amounting to ¥21 billion.

Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries and Businesses
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2020 were as follows:

For the fiscal year ended March 31, 2020
(In millions)
Cash consideration paid	¥(17,797)
Cash and cash equivalents transferred as a result of the acquisitions	1,855

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(15,942)

PT Bank Tabungan Pensiunan Nasional Tbk [member]
Statement [LineItems]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid
The fair values of assets and liabilities of BTPN at the date of acquisition and the consideration paid were as follows:

At January 30, 2019
(In millions)
Assets:
Cash and deposits with banks	¥149,331
Loans and advances	522,918
Intangible assets	57,803
All other assets	107,471

Total assets	¥837,523

Liabilities:
Deposits	¥538,529
All other liabilities	104,817

Total liabilities	¥643,346

Net assets	194,177
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(9,494)

Net assets acquired	184,683
Goodwill	4,707

Consideration	¥189,390

Consideration:
Cash	¥111,365
Fair value of the equity interest in BTPN held before the acquisition 35,902	78,025

Total	¥189,390

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥776

Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries and Businesses
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2019 were as follows:

For the fiscal year ended March 31, 2019
(In millions)
Cash consideration paid	¥(111,365)
Cash and cash equivalents transferred as a result of the acquisitions	149,331

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥37,966

American Railcar Leasing LLC [member]
Statement [LineItems]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid
The fair values of assets and liabilities of ARL at the date of acquisition and the consideration paid were as follows:

At June 1, 2017
(In millions)
Assets:
Property, plant and equipment	¥304,257
All other assets	15,719

Total assets	¥319,976

Liabilities:
Borrowings	¥147,523
All other liabilities	1,947

Total liabilities	¥149,470

Net assets acquired	170,506
Goodwill	—

Consideration	¥170,506

Consideration:
Cash	¥170,506

Total	¥170,506

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥1,264